SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Cash distribution

On May 3, 2018, PBF GP’s board of directors announced a cash distribution, based on the results of the first quarter of 2018, of $0.49 per unit. The distribution is payable on May 30, 2018 to PBFX unitholders of record at the close of business on May 15, 2018.

Knoxville Terminals Purchase

On April 16, 2018, the Partnership’s wholly-owned subsidiary, PLPT, completed the purchase of two refined product terminals located in Knoxville, Tennessee, which include product tanks, pipeline connections to the Colonial and Plantation pipeline systems and truck loading facilities (the “Knoxville Terminals”) from Cummins Terminals, Inc. for total cash consideration of approximately $58,000 (the “Knoxville Terminals Purchase”). The transaction was financed through a combination of cash on hand and borrowings under the Partnership’s Revolving Credit Facility.